Offerings	Jun. 25, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 14,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,933.40
Offering Note	This registration statement also relates to such additional shares of Common Stock as may be issued in connection with a stock split, stock dividend, recapitalization, or similar transaction effected without receipt of consideration that increases the number of the registrant's outstanding shares of Common Stock, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share (3)
Maximum Aggregate Offering Price	$ 6,000,000.00
Carry Forward Form Type	S-1
Carry Forward File Number	333-285158
Carry Forward Initial Effective Date	Sep. 11, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	This registration statement also relates to such additional shares of Common Stock as may be issued in connection with a stock split, stock dividend, recapitalization, or similar transaction effected without receipt of consideration that increases the number of the registrant's outstanding shares of Common Stock, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 429 under the Securities Act, 1,500,000 shares of Common Stock previously registered under the Registration Statement on Form S-1 (File No. 333-285158), initially filed on February 24, 2025 and declared effective on September 11, 2025, are being carried forward into this combined prospectus. No additional registration fee is due with respect to these securities pursuant to Rule 457(p).